Supplemental Cash Flow Information (Details) - Schedule of Investing Activities with Partial Cash Payments - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investing Activities with Partial Cash Payments [Abstract]
Purchase of property, plant and equipment	$ 343,372	$ 144,214
Add: Opening balance of payable on equipment	19,724	79,517
Less: Ending balance of payable on equipment		(7,059)
Cash paid during the period	$ 363,096	$ 216,672